Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,104,022,132.46
Previously Paid Amount	0.00
Total Fee Amount	290,565.45
Total Offset Amount	0.00
Net Fee	$ 290,565.45
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A